CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 640	$ 317
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	44	46
Share-based compensation and restricted share units	786	291
Increase in severance pay, net	71	47
Decrease in trade receivables	1,798	1,451
Increase in other account receivables, prepaid expenses	(448)	(19)
Decreases in inventories	980	311
Decrease in trade payables	(1,101)	(1,068)
Decrease in employees and payroll accrual	(248)	(2)
Decrease (increase) in other account payables and accrued expenses	107	(321)
Increase in deferred revenue and advances from customers	335	480
Net cash provided by operating activities	$ 2,964	1,533
Cash flows used in investing activities:
Maturity of restricted bank deposits		1,477
Purchase of property and equipment	$ (56)	(52)
Net cash provided by (used in) investing activities	$ (56)	1,425
Cash flows from financing activities:
Repayment of short-term bank credit		(629)
Proceeds from exercise of warrants into Ordinary Shares	$ 80	20
Proceeds from exercise of options into Ordinary Shares	400	201
Net cash provided by (used in) financing activities	480	(408)
Foreign currency translation adjustments on cash and cash equivalents	(353)	118
Increase in cash and cash equivalents	3,035	2,668
Cash and cash equivalents at beginning of the period	6,848	1,185
Cash and cash equivalents at end of the period	9,883	3,853
Non-cash investing activities:
Purchase of property and equipment	$ 8	3
Cash paid for interest		$ 8
Cash paid for taxes	$ 107